Stockholder Equity (Details 3) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholder Equity
Balance At Beginning		1,250,000	950,000	950,000
Aggregate Intrinsic Value, Beginng		$ 437,500	$ 690,500	$ 690,500
Weighted Average Remaining Contractual Life(Years)		2 years 8 months 19 days	2 years 11 months 15 days	1 year 5 months 8 days	5 months 8 days
Weighted Average Exercise Price ,Beginning		$ 2.50	$ 0.11	$ 0.11
Shares Issued		0	5,033,333
Weighted Average Exercise Price Issued	$ 0.37	$ 0	$ 0.85
Shares Exercised		0	(4,733,333)
Weighted Average Exercise Price Exercised		$ 0	$ 0.26
Aggregate Intrinsic Value ,ending		$ 437,500	$ 437,500	$ 690,500	$ 690,500
Weighted Average Exercise Price Balance At Ending		$ 2.50	$ 2.50	$ 0.11
Balance At End		1,250,000	1,250,000	950,000	950,000